Intangible assets (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,951	$ 1,131	$ 800	$ 5,063	$ 2,212	$ 1,044	$ 3,339	$ 2,714	$ 1,550